SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Debt Fund
(the "Fund")

Supplement Dated November 30, 2023
to the Class F Shares and Class Y Shares Prospectuses, each dated January 31, 2023 and amended April 14, 2023, August 3, 2023, August 30, 2023 and November 8, 2023 (the "Prospectuses")
and Statement of Additional Information (the "SAI"), dated January 31, 2023 and amended April 14, 2023,
May 25, 2023, August 3, 2023, August 30, 2023 and November 8, 2023

This Supplement provides new and additional information beyond that contained in the Prospectuses and SAI and should be read in conjunction with such Prospectuses and SAI.

The Prospectuses and SAI are hereby supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Stone Harbor Investment Partners no longer serves as a sub-adviser to the Fund. As such, all references to Stone Harbor Investment Partners are hereby deleted from the Prospectuses and SAI.

There are no other changes to the Prospectuses or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1480 (11/23)